Revenues and Other Income (Details) - Schedule of Concentration Analysis of the Revenue	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenues and Other Income (Details) - Schedule of Concentration Analysis of the Revenue [Line Items]
Percentage of concentration analysis of the revenue	100.00%	100.00%
Customer A [Member]
Revenues and Other Income (Details) - Schedule of Concentration Analysis of the Revenue [Line Items]
Percentage of concentration analysis of the revenue	11.00%	16.00%
Customer B [Member]
Revenues and Other Income (Details) - Schedule of Concentration Analysis of the Revenue [Line Items]
Percentage of concentration analysis of the revenue	13.00%	16.00%
Customer C [Member]
Revenues and Other Income (Details) - Schedule of Concentration Analysis of the Revenue [Line Items]
Percentage of concentration analysis of the revenue	13.00%	13.00%
Customer D [Member]
Revenues and Other Income (Details) - Schedule of Concentration Analysis of the Revenue [Line Items]
Percentage of concentration analysis of the revenue	5.00%	10.00%
Customer E [Member]
Revenues and Other Income (Details) - Schedule of Concentration Analysis of the Revenue [Line Items]
Percentage of concentration analysis of the revenue	8.00%	10.00%
Customer F [Member]
Revenues and Other Income (Details) - Schedule of Concentration Analysis of the Revenue [Line Items]
Percentage of concentration analysis of the revenue	11.00%	9.00%
Customer G [Member]
Revenues and Other Income (Details) - Schedule of Concentration Analysis of the Revenue [Line Items]
Percentage of concentration analysis of the revenue	8.00%	4.00%
Others [Member]
Revenues and Other Income (Details) - Schedule of Concentration Analysis of the Revenue [Line Items]
Percentage of concentration analysis of the revenue	31.00%	22.00%